Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE CORPORATE INCOME FUND, INC.
Entity Central Index Key	0000949820
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000005519
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	Investor Class
Trading Symbol	PRPIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Investor Class	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 548,050,000
Holdings Count | Holding	387
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$548,050
Number of Portfolio Holdings	387

Holdings [Text Block]
AAA Rated	1.1%
AA Rated	2.6
A Rated	30.0
BBB Rated	53.9
BB Rated and Below	7.1
Not Rated	2.0
U.S. Treasury Securities	1.7
Reserves	1.6

Largest Holdings [Text Block]
Citigroup	2.2%
SBA Tower Trust	2.0
CVS Health	1.7
U.S. Treasury Bonds	1.6
AbbVie	1.4
Bank of America	1.3
Health Care Service A Mutual Legal Reserve	1.3
Rogers Communications	1.3
Goldman Sachs Group	1.3
ONEOK	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166313
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	I Class
Trading Symbol	TICCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - I Class	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 548,050,000
Holdings Count | Holding	387
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$548,050
Number of Portfolio Holdings	387

Holdings [Text Block]
AAA Rated	1.1%
AA Rated	2.6
A Rated	30.0
BBB Rated	53.9
BB Rated and Below	7.1
Not Rated	2.0
U.S. Treasury Securities	1.7
Reserves	1.6

Largest Holdings [Text Block]
Citigroup	2.2%
SBA Tower Trust	2.0
CVS Health	1.7
U.S. Treasury Bonds	1.6
AbbVie	1.4
Bank of America	1.3
Health Care Service A Mutual Legal Reserve	1.3
Rogers Communications	1.3
Goldman Sachs Group	1.3
ONEOK	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225817
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	Z Class
Trading Symbol	TRZCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 548,050,000
Holdings Count | Holding	387
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$548,050
Number of Portfolio Holdings	387

Holdings [Text Block]
AAA Rated	1.1%
AA Rated	2.6
A Rated	30.0
BBB Rated	53.9
BB Rated and Below	7.1
Not Rated	2.0
U.S. Treasury Securities	1.7
Reserves	1.6

Largest Holdings [Text Block]
Citigroup	2.2%
SBA Tower Trust	2.0
CVS Health	1.7
U.S. Treasury Bonds	1.6
AbbVie	1.4
Bank of America	1.3
Health Care Service A Mutual Legal Reserve	1.3
Rogers Communications	1.3
Goldman Sachs Group	1.3
ONEOK	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless